Subsequent Events (Details)							1 Months Ended	12 Months Ended
	Sep. 25, 2025 USD ($) $ / shares shares	Sep. 18, 2025 shares	Aug. 21, 2025 shares	Jul. 08, 2025 USD ($) $ / shares shares	Aug. 23, 2024 USD ($) shares	May 30, 2020 shares	Aug. 31, 2025	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Sep. 10, 2025 USD ($) BTC	Jun. 30, 2025 CNY (¥)	Mar. 21, 2024 $ / shares	Oct. 09, 2023 $ / shares
Subsequent Events [Line Items]
Price of per share (in Dollars per share) | $ / shares														$ 2.86	$ 0.001
Gross proceeds (in Dollars) | $					$ 10,000,000			$ 10,000,000		$ 4,290,000	$ 338,132
Increase (Decrease) in Accounts Receivable and Other Operating Assets (in Yuan Renminbi) | ¥									¥ 56,804,061.37
Transferee price (in Dollars) | $								$ 35,000,000
Short term bank loan (in Yuan Renminbi) | $
Annual interest rate percentage								3.00%					3.00%
Short-Term Debt [Member]
Subsequent Events [Line Items]
Short term bank loan (in Yuan Renminbi) | ¥													¥ 4,500,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Price of per share (in Dollars per share) | $ / shares	$ 0.01
Gross proceeds (in Dollars) | $				$ 30,500,000
Percentage of equity interest							10.00%
Equity shares issued			877,193
Equity investment (in Dollars) | $												$ 33,000,000
Number of units BTC (in BTC) | BTC												300
Issuance of shares		47,000,000
Sale of Stock, Number of Shares Issued in Transaction	5,000,000
Securities offering (in Dollars) | $	$ 6,000,000
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Sale of Stock, Number of Shares Issued in Transaction					10,000,000	50,000
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Issurance of shares				50,000,000
Price of per share (in Dollars per share) | $ / shares	$ 1.2			$ 0.5
Issuance of shares		47,000,000
Common Class B [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Issurance of shares				10,000,000
Price of per share (in Dollars per share) | $ / shares				$ 0.55